Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
General and administrative expenses	$ 418,034	$ 2,978,263
Other taxes	87,545	172,200
Loss from operations	(505,579)	(3,150,463)
Change in fair value of derivative warrant liabilities	11,150,880	(921,830)
Gain on marketable securities	1,446	48
Issuance costs – warrant liabilities		(645,776)
Net income	$ 10,646,747	$ (4,718,021)
Weighted average shares outstanding of common stock subject to redemption, basic and diluted (in Shares)	3,476,458	3,556,309
Basic and diluted net income per share, common stock subject to redemption (in Dollars per share)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)	3,768,542	1,447,732
Basic and diluted net income per share, common stock (in Dollars per share)	$ 2.83	$ (3.26)